Document And Entity Information	Mar. 27, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2024
Entity Registrant Name	GAIA, INC.
Entity Central Index Key	0001089872
Entity Emerging Growth Company	false
Securities Act File Number	000-27517
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	84-1113527
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	GAIA
Security Exchange Name	NASDAQ